LifePoints Funds, Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated May 3, 2010 to

PROSPECTUS DATED MAY 1, 2010

I.	NEW ASSET ALLOCATION TO UNDERLYING FUNDS EFFECTIVE JULY, 2010: In early July 2010, each Fund’s allocation to the Underlying Funds in which it invests will be modified. The following table shows the Underlying Funds in which each Fund will invest and the approximate target allocation to each Underlying Fund.

Underlying Fund	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
RIF Multi-Style Equity Fund	0-8%	2-12%	7-17%	11-21%	15-25%
RIC Russell U.S. Quantitative Equity Fund	0-9%	2-12%	7-17%	10-20%	15-25%
RIF Aggressive Equity Fund	0%	0-8%	0-9%	1-11%	2-12%
RIF Real Estate Securities Fund	0-7%	0-8%	0-8%	0-9%	1-11%
RIC Russell Commodity Strategies Fund	0-7%	0-8%	0-9%	1-11%	1-11%
RIC Russell Global Equity Fund	0-10%	1-11%	3-13%	5-15%	8-18%
RIF Non-U.S. Fund	0-9%	4-14%	9-19%	14-24%	18-28%
RIC Russell Emerging Markets Fund	0%	0-7%	0-8%	0-9%	0-10%
RIF Core Bond Fund	35-45%	35-45%	35-45%	15-25%	0%
RIC Russell Investment Grade Bond Fund	15-25%	15-25%	0%	0%	0%
RIC Russell Short Duration Bond Fund	15-25%	0%	0%	0%	0%

II.	ADDITION OF RIC RUSSELL COMMODITY STRATEGIES FUND AS AN UNDERLYING FUND: Following is a description of the Investment Objective, Investment Strategies and Risks of the RIC Russell Commodity Strategies Fund, a new Underlying Fund.

RIC RUSSELL COMMODITY STRATEGIES FUND

Non-Fundamental Investment Objective: The Fund seeks to provide long term total return.

Principal Investment Strategies

The RIC Russell Commodity Strategies Fund invests directly, or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments, cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market, and in other debt instruments. The Fund’s portfolio is designed to provide exposure to the investment return of assets that trade in the commodities markets without direct investment in physical commodities. As the Fund will have no physical investments in commodities, substantially all of the Fund’s exposures to commodities will be taken using cash-settled derivative contracts, including exchange-traded futures contracts and over-the-counter total return swap contracts, or structured notes that embed derivative contracts related to commodities.

Currently, the Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the Dow Jones – UBS Commodity Index Total Return (“DJ-UBS Index”). The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. Currently, four energy products, six metals and nine agricultural products are represented in the index. The reconstitution of the DJ-UBS Index is implemented annually in January. While the primary driver of the Fund’s returns is expected to be the change in value of the DJ-UBS Index, the Fund is not an index fund. However, it is designed to generally achieve positive performance relative to that of the DJ-UBS Index, although there can be no guarantee that this positive performance will be achieved. The Fund may in the future seek to provide exposure to the commodity markets and returns that correspond to a different diversified commodities futures index. There may be significant variances in the composition and returns among different commodity indexes. Additionally, the Fund may take more active risk such that its returns may not correlate as closely to the returns of the DJ-UBS Index.

The Fund typically will seek to gain exposure to the commodities markets by purchasing or selling commodity-linked derivative instruments, including swap agreements and commodity-linked structured notes, futures and options contracts with respect to indices or individual commodities and options on futures contracts. The Fund currently intends to gain its exposure to the commodities markets principally through swap agreements.

The Fund may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent it may invest in foreign-currency denominated securities, may enter into swap agreements with respect to foreign currencies. The Fund will limit its direct investments in commodity-linked swap agreements such that the income derived from commodity-linked swap agreements is limited to a maximum of 10% of the Fund’s annual gross income.

Commodity-linked structured notes are debt instruments with principal payments generally linked to the value of commodities, commodities futures contracts or the performance of commodity indices and interest and coupon payments tied to a market-based interest rate. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. The Fund may invest in commodity-linked notes that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index.

The Fund may also gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). Shares of the Subsidiary are not offered to any investors other than the Fund. Investing in the Subsidiary allows the Fund to achieve greater exposure to the commodities markets than would otherwise be possible because of U.S. tax law requirements. The Subsidiary is advised by RIMCo and has the same investment objective and money managers as the Fund. Employees of RIMCo serve as directors of the Subsidiary. While the Subsidiary pursues an investment program similar to that of the Fund, it may invest without limitation in commodity index-linked securities and other commodity-linked securities and derivative instruments, such as swaps and futures, that provide exposure to the performance of the commodities markets. The Subsidiary may also invest in fixed income instruments. Although the Subsidiary is otherwise subject to the same fundamental, non- fundamental and certain other investment restrictions as the Fund, the investment programs of the Fund and the Subsidiary are not identical.

As noted above, in addition to instruments linked to certain commodity indices, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts, including swaps on commodity futures. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain net notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’s net assets.

The Fund may invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. The Fund may invest up to 35% of its net assets in securities of issuers domiciled outside of the U.S., including issuers domiciled in emerging markets.

The fixed income securities the Fund invests in are primarily considered to be of “investment grade” quality at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s Investor Service, Inc., Standard & Poor’s Rating Service, or Fitch Investors Service, Inc.) has rated the securities Baa3 or BBB- (or the equivalent) or better, or the Fund’s money manager has determined the securities to be of comparable quality. However, higher rated debt securities, including investment grade bonds, may also be subject to volatility and a risk of default. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.

The Fund will maintain an average duration of the fixed-income portion of the portfolio (excluding structured notes) of one year or less. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund will hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different unaffiliated money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach and expected return potential relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics may include portfolio biases, sector focus, the degree to which investment decisions are driven by quantitative or fundamental inputs, the extent of spread or contract maturity active positions versus the stated benchmark, the degree of over or under-weights in commodities or commodity sectors, the degree to which timing of futures trades varies from that of the benchmark and the approach to collateral management. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund is classified as a “non-diversified fund” under the 1940 Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

The Fund will not invest 25% or more of its total assets in instruments issued by companies in any one industry. However, 25% or more of its total assets may be indirectly exposed to industries in the three commodity sectors (currently, the energy, metal, and agricultural sectors) of the DJ-UBS Index. In addition, the Fund can invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sector (which includes the banking, brokerage and insurance industries). In that case the Fund’s share values will fluctuate in response to events affecting issues in those sectors.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income.

The Fund may invest a portion of its assets in common and preferred stock as well as convertible securities of issuers in commodity-related industries.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

Risks

The RIC Russell Commodity Strategies Fund is subject to the following principal and non-principal risks, which, except as noted below, are described in the Prospectus:

Principal Risks	Non-Principal Risks
Multi-Manager Approach	Equity Securities
Selection and Management Risk	Common Stocks
Commodity Risk	Preferred Stocks
Correlation Risk
Tracking Error Risk
Tax Risk
Subsidiary Risk
Fixed Income Securities
Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”)
Government Issued or Guaranteed Securities, U.S. Government Securities
Bank Obligations
Municipal Obligations
Mortgage Backed Securities
Asset Backed Securities
International Securities
Non-U.S. Debt Securities
Emerging Markets Debt
Currency Risk
Derivatives (Futures Contracts, Options, Forwards and Swaps)
Forward Currency Contracts
Leveraging Risk
Counterparty Risk
Liquidity Risk
Non-Diversification Risk
Market Volatility
Government Intervention in Financial Markets
Large Redemptions and Subscriptions

The risks described below are unique to the RIC Russell Commodity Strategies Fund:

Commodity Risk

Exposure to the commodities markets may subject the RIC Russell Commodity Strategies Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that the RIC Russell Commodity Strategies Fund’s use of leverage will be successful. Different sectors of commodities, including precious metals, base metals, energy and agricultural commodities, may have very different risk characteristics and different levels of volatility. Even within a given sector of a commodity (e.g., energy commodities), there can be significant differences in volatility and correlation between different commodity contracts (e.g., crude oil vs. natural gas), and similarly there can be significant differences in volatility and correlation between contracts expiring at different dates. In addition, the purchase of derivative instruments linked to one type of commodity and the sale of another (i.e., “basis spreads” or “product spreads”), or the purchase of contracts expiring at one date and the sale of contracts expiring at another (i.e., “calendar spreads”) may expose the RIC Russell Commodity Strategies Fund to additional risk, which could cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Correlation Risk

Changes in the value of a hedging instrument may not match those of the investment being hedged. Commodity-linked structured notes may be structured in a way that results in the RIC Russell Commodity Strategies Fund’s performance significantly diverging from the DJ–UBS Index.

Tracking Error Risk

Tracking error risk refers to the risk that the RIC Russell Commodity Strategies Fund’s performance may not match or correlate to that of the DJ-UBS Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the DJ-UBS Index, rounding of share prices, changes to the composition of the DJ-UBS Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

Tax Risk

The RIC Russell Commodity Strategies Fund gains exposure to the commodity markets through investments in commodity-linked derivative instruments, including commodity index-linked structured notes, swap agreements, commodity options and futures. The Fund also intends to gain exposure indirectly to commodities markets by investing in the Subsidiary, which may invest in commodity index-linked securities and other commodity-linked securities and derivative instruments. In order for the RIC Russell Commodity Strategies Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income. Based on the reasoning in such rulings, the Fund may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the RIC Russell Commodity Strategies Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Subsidiary Risk

By investing in the Subsidiary, the RIC Russell Commodity Strategies Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, although the investment programs followed by the Fund and the Subsidiary are not identical. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and will be subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protection of the 1940 Act. The RIC Russell Commodity Strategies Fund relies on private letter rulings from the IRS with respect to the investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the RIC Russell Commodity Strategies Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and the SAI and could adversely affect the Fund.

Bank Obligations

An adverse development in the banking industry may affect the value of the RIC Russell Commodity Strategies Fund’s investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

The following summary risks are added to each Fund’s “Principal Risks of Investing in the Fund” section in the Risk/Return Summary section:

Commodity Risk. Exposure to the commodities markets may result in greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

III.	PORTFOLIO MANAGERS: The following changes are made to the list of employees who have primary responsibility for the management of the Russell Investment Funds (“RIF”) Funds and the Underlying Funds in the Prospectus referenced above in the section entitled “Management of the Funds and the Underlying Funds.”

The following information is added:

Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004, Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the RIC Russell U.S. Growth, RIC Russell U.S. Value and RIC Russell U.S. Quantitative Equity Funds.

The following information is deleted:

Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the RIC Russell U.S. Value and the RIC Russell U.S. Quantitative Equity Funds.

36-08-292

LifePoints Funds, Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated May 3, 2010 to

PROSPECTUS DATED MAY 1, 2010

I.	NEW ASSET ALLOCATION TO UNDERLYING FUNDS EFFECTIVE JULY, 2010: In early July 2010, each Fund’s allocation to the Underlying Funds in which it invests will be modified. The following table shows the Underlying Funds in which each Fund will invest and the approximate target allocation to each Underlying Fund.

Underlying Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
RIF Multi-Style Equity Fund	2-12%	7-17%	11-21%	15-25%
RIC Russell U.S. Quantitative Equity Fund	2-12%	7-17%	10-20%	15-25%
RIF Aggressive Equity Fund	0-8%	0-9%	1-11%	2-12%
RIF Real Estate Securities Fund	0-8%	0-8%	0-9%	1-11%
RIC Russell Commodity Strategies Fund	0-8%	0-9%	1-11%	1-11%
RIC Russell Global Equity Fund	1-11%	3-13%	5-15%	8-18%
RIF Non-U.S. Fund	4-14%	9-19%	14-24%	18-28%
RIC Russell Emerging Markets Fund	0-7%	0-8%	0-9%	0-10%
RIF Core Bond Fund	35-45%	35-45%	15-25%	0%
RIC Russell Investment Grade Bond Fund	15-25%	0%	0%	0%

II.	ADDITION OF RIC RUSSELL COMMODITY STRATEGIES FUND AS AN UNDERLYING FUND: Following is a description of the Investment Objective, Investment Strategies and Risks of the RIC Russell Commodity Strategies Fund, a new Underlying Fund.

RIC RUSSELL COMMODITY STRATEGIES FUND

Non-Fundamental Investment Objective: The Fund seeks to provide long term total return.

Principal Investment Strategies

The RIC Russell Commodity Strategies Fund invests directly, or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments, cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market, and in other debt instruments. The Fund’s portfolio is designed to provide exposure to the investment return of assets that trade in the commodities markets without direct investment in physical commodities. As the Fund will have no physical investments in commodities, substantially all of the Fund’s exposures to commodities will be taken using cash-settled derivative contracts, including exchange-traded futures contracts and over-the-counter total return swap contracts, or structured notes that embed derivative contracts related to commodities.

Currently, the Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the Dow Jones – UBS Commodity Index Total Return (“DJ-UBS Index”). The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. Currently, four energy products, six metals and nine agricultural products are represented in the index. The reconstitution of the DJ-UBS Index is implemented annually in January. While the primary driver of the Fund’s returns is expected to be the change in value of the DJ-UBS Index, the Fund is not an index fund. However, it is designed to generally achieve positive performance relative to that of the DJ-UBS Index, although there can be no guarantee that this positive performance will be achieved. The Fund may in the future seek to provide exposure to the commodity markets and returns that correspond to a different diversified commodities futures index. There may be significant variances in the composition and returns among different commodity indexes. Additionally, the Fund may take more active risk such that its returns may not correlate as closely to the returns of the DJ-UBS Index.

The Fund typically will seek to gain exposure to the commodities markets by purchasing or selling commodity-linked derivative instruments, including swap agreements and commodity-linked structured notes, futures and options contracts with respect to indices or individual commodities and options on futures contracts. The Fund currently intends to gain its exposure to the commodities markets principally through swap agreements.

The Fund may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent it may invest in foreign-currency denominated securities, may enter into swap agreements with respect to foreign currencies. The Fund will limit its direct investments in commodity-linked swap agreements such that the income derived from commodity-linked swap agreements is limited to a maximum of 10% of the Fund’s annual gross income.

Commodity-linked structured notes are debt instruments with principal payments generally linked to the value of commodities, commodities futures contracts or the performance of commodity indices and interest and coupon payments tied to a market-based interest rate. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. The Fund may invest in commodity-linked notes that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index.

The Fund may also gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). Shares of the Subsidiary are not offered to any investors other than the Fund. Investing in the Subsidiary allows the Fund to achieve greater exposure to the commodities markets than would otherwise be possible because of U.S. tax law requirements. The Subsidiary is advised by RIMCo and has the same investment objective and money managers as the Fund. Employees of RIMCo serve as directors of the Subsidiary. While the Subsidiary pursues an investment program similar to that of the Fund, it may invest without limitation in commodity index-linked securities and other commodity-linked securities and derivative instruments, such as swaps and futures, that provide exposure to the performance of the commodities markets. The Subsidiary may also invest in fixed income instruments. Although the Subsidiary is otherwise subject to the same fundamental, non- fundamental and certain other investment restrictions as the Fund, the investment programs of the Fund and the Subsidiary are not identical.

As noted above, in addition to instruments linked to certain commodity indices, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts, including swaps on commodity futures. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain net notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’s net assets.

The Fund may invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. The Fund may invest up to 35% of its net assets in securities of issuers domiciled outside of the U.S., including issuers domiciled in emerging markets.

The fixed income securities the Fund invests in are primarily considered to be of “investment grade” quality at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s Investor Service, Inc., Standard & Poor’s Rating Service, or Fitch Investors Service, Inc.) has rated the securities Baa3 or BBB- (or the equivalent) or better, or the Fund’s money manager has determined the securities to be of comparable quality. However, higher rated debt securities, including investment grade bonds, may also be subject to volatility and a risk of default. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.

The Fund will maintain an average duration of the fixed-income portion of the portfolio (excluding structured notes) of one year or less. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund will hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different unaffiliated money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach and expected return potential relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics may include portfolio biases, sector focus, the degree to which investment decisions are driven by quantitative or fundamental inputs, the extent of spread or contract maturity active positions versus the stated benchmark, the degree of over or under-weights in commodities or commodity sectors, the degree to which timing of futures trades varies from that of the benchmark and the approach to collateral management. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund is classified as a “non-diversified fund” under the 1940 Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

The Fund will not invest 25% or more of its total assets in instruments issued by companies in any one industry. However, 25% or more of its total assets may be indirectly exposed to industries in the three commodity sectors (currently, the energy, metal, and agricultural sectors) of the DJ-UBS Index. In addition, the Fund can invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sector (which includes the banking, brokerage and insurance industries). In that case the Fund’s share values will fluctuate in response to events affecting issues in those sectors.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to preserve principal and provide liquidity and current income.

The Fund may invest a portion of its assets in common and preferred stock as well as convertible securities of issuers in commodity-related industries.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

Risks

The RIC Russell Commodity Strategies Fund is subject to the following principal and non-principal risks, which, except as noted below, are described in the Prospectus:

Principal Risks	Non-Principal Risks
Multi-Manager Approach	Equity Securities
Selection and Management Risk	Common Stocks
Commodity Risk	Preferred Stocks
Correlation Risk
Tracking Error Risk
Tax Risk
Subsidiary Risk
Fixed Income Securities
Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”)
Government Issued or Guaranteed Securities, U.S. Government Securities
Bank Obligations
Municipal Obligations
Mortgage Backed Securities
Asset Backed Securities
International Securities
Non-U.S. Debt Securities
Emerging Markets Debt
Currency Risk
Derivatives (Futures Contracts, Options, Forwards and Swaps)
Forward Currency Contracts
Leveraging Risk
Counterparty Risk
Liquidity Risk
Non-Diversification Risk
Market Volatility
Government Intervention in Financial Markets
Large Redemptions and Subscriptions

The risks described below are unique to the RIC Russell Commodity Strategies Fund:

Commodity Risk

Exposure to the commodities markets may subject the RIC Russell Commodity Strategies Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that the RIC Russell Commodity Strategies Fund’s use of leverage will be successful. Different sectors of commodities, including precious metals, base metals, energy and agricultural commodities, may have very different risk characteristics and different levels of volatility. Even within a given sector of a commodity (e.g., energy commodities), there can be significant differences in volatility and correlation between different commodity contracts (e.g., crude oil vs. natural gas), and similarly there can be significant differences in volatility and correlation between contracts expiring at different dates. In addition, the purchase of derivative instruments linked to one type of commodity and the sale of another (i.e., “basis spreads” or “product spreads”), or the purchase of contracts expiring at one date and the sale of contracts expiring at another (i.e., “calendar spreads”) may expose the RIC Russell Commodity Strategies Fund to additional risk, which could cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Correlation Risk

Changes in the value of a hedging instrument may not match those of the investment being hedged. Commodity-linked structured notes may be structured in a way that results in the RIC Russell Commodity Strategies Fund’s performance significantly diverging from the DJ–UBS Index.

Tracking Error Risk

Tracking error risk refers to the risk that the RIC Russell Commodity Strategies Fund’s performance may not match or correlate to that of the DJ-UBS Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the DJ-UBS Index, rounding of share prices, changes to the composition of the DJ-UBS Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error risk may cause the Fund’s performance to be less than expected.

Tax Risk

The RIC Russell Commodity Strategies Fund gains exposure to the commodity markets through investments in commodity-linked derivative instruments, including commodity index-linked structured notes, swap agreements, commodity options and futures. The Fund also intends to gain exposure indirectly to commodities markets by investing in the Subsidiary, which may invest in commodity index-linked securities and other commodity-linked securities and derivative instruments. In order for the RIC Russell Commodity Strategies Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income. Based on the reasoning in such rulings, the Fund may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the RIC Russell Commodity Strategies Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Subsidiary Risk

By investing in the Subsidiary, the RIC Russell Commodity Strategies Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, although the investment programs followed by the Fund and the Subsidiary are not identical. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and will be subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protection of the 1940 Act. The RIC Russell Commodity Strategies Fund relies on private letter rulings from the IRS with respect to the investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the RIC Russell Commodity Strategies Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and the SAI and could adversely affect the Fund.

Bank Obligations

An adverse development in the banking industry may affect the value of the RIC Russell Commodity Strategies Fund’s investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

The following summary risks are added to each Fund’s “Principal Risks of Investing in the Fund” section in the Risk/Return Summary section:

Commodity Risk. Exposure to the commodities markets may result in greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

III.	PORTFOLIO MANAGERS: The following changes are made to the list of employees who have primary responsibility for the management of the Russell Investment Funds (“RIF”) Funds and the Underlying Funds in the Prospectus referenced above in the section entitled “Management of the Funds and the Underlying Funds.”

The following information is added:

Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004, Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the RIC Russell U.S. Growth, RIC Russell U.S. Value and RIC Russell U.S. Quantitative Equity Funds.

The following information is deleted:

Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the RIC Russell U.S. Value and the RIC Russell U.S. Quantitative Equity Funds.

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